Calvert
VP Investment Grade Bond Index Portfolio
September 30, 2021
Schedule of Investments (Unaudited)

Asset-Backed Securities — 0.4%

Security	Principal Amount (000's omitted)	Value
American Express Credit Account Master Trust, Series 2019-1, Class A, 2.87%, 10/15/24	$300	$ 304,097
Avis Budget Rental Car Funding AESOP, LLC, Series 2019-1A, Class A, 3.45%, 3/20/23(1)	300	302,403
Total Asset-Backed Securities (identified cost $605,014)		$ 606,500

Commercial Mortgage-Backed Securities — 2.1%

Security	Principal Amount (000's omitted)	Value
Citigroup Commercial Mortgage Trust:
Series 2013-GC17, Class A4, 4.131%, 11/10/46	$422	$ 449,942
Series 2014-GC21, Class A5, 3.855%, 5/10/47	645	691,466
UBS-Barclays Commercial Mortgage Trust, Series 2012-C4, Class A5, 2.85%, 12/10/45	625	636,890
Wells Fargo Commercial Mortgage Trust, Series 2015-C26, Class A4, 3.166%, 2/15/48	1,275	1,356,601
Total Commercial Mortgage-Backed Securities (identified cost $3,010,177)		$ 3,134,899

Corporate Bonds — 27.5%

Security	Principal Amount (000's omitted)	Value
Basic Materials — 0.6%
Barrick North America Finance, LLC, 5.75%, 5/1/43(2)	$100	$ 137,925
Dow Chemical Co. (The), 4.375%, 11/15/42	100	118,019
LYB International Finance BV, 5.25%, 7/15/43	100	129,478
Reliance Steel & Aluminum Co., 4.50%, 4/15/23	200	210,052
Sherwin-Williams Co. (The), 4.20%, 1/15/22	300	300,363
		$ 895,837
Communications — 3.4%
AT&T, Inc.:
4.90%, 6/15/42	$200	$240,944
5.375%, 10/15/41	100	123,501
5.45%, 3/1/47(2)	1,000	1,306,587
Charter Communications Operating, LLC / Charter Communications Operating Capital, 4.908%, 7/23/25	500	562,550
Comcast Corp.:
2.937%, 11/1/56(1)	98	92,747
4.00%, 3/1/48	50	57,280
4.15%, 10/15/28	100	115,068
Discovery Communications, LLC, 4.125%, 5/15/29	200	223,583
Motorola Solutions, Inc., 2.30%, 11/15/30	250	245,909
Security	Principal Amount (000's omitted)	Value
Communications (continued)
NBCUniversal Media, LLC, 4.45%, 1/15/43	$123	$ 148,527
T-Mobile USA, Inc., 3.50%, 4/15/25	250	269,417
Verizon Communications, Inc.:
1.68%, 10/30/30	340	323,531
2.875%, 11/20/50	150	140,035
Walt Disney Co. (The), 5.40%, 10/1/43	100	137,752
WPP Finance 2010, 3.75%, 9/19/24	1,000	1,085,518
		$ 5,072,949
Consumer, Cyclical — 1.8%
Choice Hotels International, Inc., 3.70%, 1/15/31	$250	$269,890
Cintas Corp. No. 2, 3.25%, 6/1/22	350	354,107
General Motors Co., 5.00%, 4/1/35	1,000	1,182,389
Lowe's Cos., Inc., 3.875%, 9/15/23	100	105,945
McDonald's Corp., 3.60%, 7/1/30	300	333,898
Starbucks Corp., 3.75%, 12/1/47	250	272,818
VF Corp., 2.95%, 4/23/30	225	236,976
		$2,756,023
Consumer, Non-cyclical — 5.2%
AbbVie, Inc.:
2.90%, 11/6/22	$200	$205,452
3.20%, 11/21/29	300	323,447
Alcon Finance Corp., 3.00%, 9/23/29(1)	350	369,943
Anheuser-Busch InBev Finance, Inc.:
4.00%, 1/17/43	100	110,417
4.625%, 2/1/44	1,000	1,181,078
Block Financial, LLC, 3.875%, 8/15/30	150	163,235
Bunge, Ltd. Finance Corp., 1.63%, 8/17/25	250	252,748
CVS Health Corp., 4.30%, 3/25/28	110	125,578
CVS Pass-Through Trust, 6.036%, 12/10/28	62	72,367
DENTSPLY SIRONA, Inc., 3.25%, 6/1/30	400	426,498
Equifax, Inc., 3.30%, 12/15/22	450	462,187
Gilead Sciences, Inc., 3.70%, 4/1/24	100	106,877
Kroger Co. (The):
3.85%, 8/1/23	100	105,447
3.875%, 10/15/46	250	277,211
Laboratory Corp. of America Holdings:
2.95%, 12/1/29	100	106,129
4.00%, 11/1/23	100	106,305
Molson Coors Brewing Co., 5.00%, 5/1/42	100	122,318
Perrigo Finance Unlimited Co., 3.15%, 6/15/30	250	258,776
Pfizer, Inc., 4.40%, 5/15/44	1,000	1,247,932
Quanta Services, Inc., 2.90%, 10/1/30	200	207,037
STERIS Irish FinCo Unlimited Co., 3.75%, 3/15/51	100	108,134
Sysco Corp., 5.95%, 4/1/30	250	318,163
Takeda Pharmaceutical Co., Ltd., 3.175%, 7/9/50	400	406,108
Triton Container International, Ltd., 2.05%, 4/15/26(1)	300	301,153
Tyson Foods, Inc., 3.95%, 8/15/24	100	108,146

Calvert
VP Investment Grade Bond Index Portfolio
September 30, 2021
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Consumer, Non-cyclical (continued)
Viatris, Inc., 2.30%, 6/22/27(1)	$250	$ 255,431
Zoetis, Inc., 4.70%, 2/1/43	100	127,428
		$ 7,855,545
Energy — 3.4%
BP Capital Markets America, Inc., 3.633%, 4/6/30	$200	$ 223,109
Colonial Pipeline Co., 6.58%, 8/28/32(1)	100	132,722
HollyFrontier Corp., 5.875%, 4/1/26	1,000	1,148,455
Shell International Finance BV:
2.25%, 1/6/23	200	205,049
4.125%, 5/11/35	1,350	1,594,095
4.55%, 8/12/43	100	125,473
Texas Eastern Transmission, L.P., 2.80%, 10/15/22(1)	400	407,033
TransCanada PipeLines, Ltd., 4.875%, 1/15/26(2)	1,000	1,144,574
TransContinental Gas Pipe Line Co., LLC, 4.45%, 8/1/42	100	117,511
		$5,098,021
Financial — 6.0%
Bank of America Corp.:
2.592% to 4/29/30, 4/29/31(3)	$500	$510,609
4.125%, 1/22/24	300	324,391
4.244% to 4/24/37, 4/24/38(3)	250	292,776
Berkshire Hathaway Finance Corp., 4.30%, 5/15/43	1,000	1,218,416
Boston Properties, L.P., 3.85%, 2/1/23	100	103,717
Capital One Bank, 3.375%, 2/15/23	200	208,074
Citigroup, Inc.:
4.075% to 4/23/28, 4/23/29(3)	500	560,717
5.50%, 9/13/25	80	92,364
Discover Financial Services, 3.85%, 11/21/22	200	207,673
Excalibur One 77B, LLC, 1.492%, 1/1/25	13	12,977
Goldman Sachs Group, Inc. (The), 4.00%, 3/3/24	500	538,796
HSBC Holdings PLC, 2.848% to 6/4/30, 6/4/31(3)	400	410,451
JPMorgan Chase & Co.:
3.109% to 4/22/50, 4/22/51(3)	300	305,265
3.375%, 5/1/23	700	732,277
MetLife, Inc., 4.875%, 11/13/43	100	130,259
Morgan Stanley:
4.10%, 5/22/23(4)	500	528,078
5.00%, 11/24/25(4)	150	171,559
PNC Bank N.A., 2.70%, 10/22/29	250	262,299
Prudential Financial, Inc., 5.10%, 8/15/43	1,000	1,197,124
Simon Property Group, L.P., 2.65%, 7/15/30	150	154,709
US Bancorp, 3.10%, 4/27/26	250	270,075
Wells Fargo & Co.:
2.625%, 7/22/22	400	407,770
3.196% to 6/17/26, 6/17/27(3)	250	268,477
Westpac Banking Corp., 3.35%, 3/8/27	200	219,727
		$9,128,580
Security	Principal Amount (000's omitted)	Value
Industrial — 3.3%
BNSF Funding Trust I, 6.613% to 1/15/26, 12/15/55(3)	$540	$ 616,950
Boeing Co. (The):
2.196%, 2/4/26	300	302,279
3.20%, 3/1/29	150	156,199
4.875%, 5/1/25	100	111,339
5.15%, 5/1/30	100	117,429
Carrier Global Corp., 3.577%, 4/5/50	375	399,111
Cummins, Inc., 4.875%, 10/1/43	100	132,216
Deere & Co., 6.55%, 10/1/28	250	325,198
Flex, Ltd.:
4.75%, 6/15/25	250	277,637
4.875%, 5/12/30	250	290,170
GATX Corp., 3.25%, 9/15/26	400	424,516
General Electric Co., 3.45%, 5/1/27	250	274,346
Kansas City Southern, 4.70%, 5/1/48	200	248,568
Lennox International, Inc., 1.70%, 8/1/27	300	298,056
Parker-Hannifin Corp., 3.25%, 3/1/27(2)	200	217,303
Raytheon Technologies Corp., 4.50%, 6/1/42	100	122,726
Roper Technologies, Inc., 2.95%, 9/15/29	250	265,353
United Parcel Service, Inc., 6.20%, 1/15/38	250	363,723
		$4,943,119
Technology — 2.4%
Apple, Inc., 3.85%, 5/4/43	$1,100	$1,287,004
Broadcom, Inc.:
3.137%, 11/15/35(1)	500	499,273
3.419%, 4/15/33(1)	200	207,199
Dell International, LLC / EMC Corp., 5.30%, 10/1/29	250	302,498
International Business Machines Corp., 3.625%, 2/12/24	100	106,993
Lam Research Corp., 3.75%, 3/15/26	325	360,674
NetApp, Inc., 3.25%, 12/15/22	100	102,044
Oracle Corp.:
2.65%, 7/15/26	150	158,160
3.60%, 4/1/50	400	401,292
VMware, Inc., 2.20%, 8/15/31	200	195,693
		$3,620,830
Utilities — 1.4%
DTE Electric Co., 2.25%, 3/1/30	$300	$304,811
Duke Energy Corp., 3.15%, 8/15/27	500	538,857
PacifiCorp, 4.10%, 2/1/42	100	115,666
Public Service Electric & Gas Co., 3.95%, 5/1/42	1,000	1,166,110
		$2,125,444
Total Corporate Bonds (identified cost $37,906,953)		$41,496,348

Calvert
VP Investment Grade Bond Index Portfolio
September 30, 2021
Schedule of Investments (Unaudited) — continued

Sovereign Government Bonds — 0.7%

Security	Principal Amount (000's omitted)	Value
Mexico Government International Bond, 5.55%, 1/21/45	$500	$ 586,405
Province of Ontario Canada, 2.45%, 6/29/22	400	406,778
Province of Quebec Canada, 2.625%, 2/13/23	75	77,412
Total Sovereign Government Bonds (identified cost $972,493)		$ 1,070,595

Taxable Municipal Obligations — 0.7%

Security	Principal Amount (000's omitted)	Value
General Obligations — 0.7%
New York, NY, 3.60%, 8/1/28	$1,000	$ 1,077,810
Total Taxable Municipal Obligations (identified cost $993,031)		$ 1,077,810

U.S. Government Agencies and Instrumentalities — 3.9%

Security	Principal Amount (000's omitted)	Value
Federal Home Loan Mortgage Corp.:
0.25%, 8/24/23	$1,000	$ 999,790
6.75%, 3/15/31	1,300	1,888,145
Federal National Mortgage Association:
0.50%, 4/14/25	1,000	994,435
0.75%, 10/8/27	350	340,899
0.875%, 8/5/30	1,500	1,413,225
2.125%, 4/24/26	300	316,040
Total U.S. Government Agencies and Instrumentalities (identified cost $5,745,539)		$ 5,952,534

U.S. Government Agency Mortgage-Backed Securities — 26.3%

Security	Principal Amount (000's omitted)	Value
Federal Home Loan Mortgage Corp.:
2.00%, with various maturities to 2051	$4,007	$ 4,059,838
2.50%, with various maturities to 2051	3,163	3,281,618
3.00%, 1/1/43	442	471,854
3.50%, with various maturities to 2048	665	713,919
4.00%, with various maturities to 2048	467	502,771
4.50%, with various maturities to 2044	772	856,401
5.00%, with various maturities to 2040	590	667,531
Security	Principal Amount (000's omitted)	Value
Federal Home Loan Mortgage Corp.: (continued)
6.00%, with various maturities to 2040	$40	$ 47,749
6.50%, 10/1/37	13	15,539
Federal National Mortgage Association:
1.50%, 9/1/35	710	718,066
2.00%, with various maturities to 2051	5,139	5,220,972
2.085%, (12 mo. USD LIBOR + 1.723%), 9/1/38(5)	146	152,809
2.50%, with various maturities to 2051	4,489	4,655,626
3.00%, with various maturities to 2051	4,880	5,194,347
3.50%, with various maturities to 2049	3,355	3,615,395
4.00%, with various maturities to 2047	1,752	1,910,602
4.50%, with various maturities to 2044	1,248	1,386,506
5.00%, with various maturities to 2034	70	78,179
5.50%, with various maturities to 2038	256	292,098
6.00%, with various maturities to 2038	265	310,039
6.50%, with various maturities to 2036	49	56,023
Government National Mortgage Association:
2.50%, with various maturities to 2051	3,271	3,380,218
3.00%, 3/20/51	545	569,854
4.00%, with various maturities to 2042	739	804,977
4.50%, 7/20/33	66	71,687
5.00%, with various maturities to 2039	291	331,052
5.50%, 7/20/34	37	41,460
6.00%, with various maturities to 2038	197	228,901
Total U.S. Government Agency Mortgage-Backed Securities (identified cost $38,891,885)		$39,636,031

U.S. Treasury Obligations — 37.3%

Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bonds:
1.125%, 8/15/40	$750	$ 645,645
1.375%, 8/15/50	1,000	844,141
1.875%, 2/15/51	1,150	1,096,992
2.25%, 8/15/49	650	673,969
2.50%, 2/15/45	1,000	1,080,234
3.00%, 5/15/47	1,000	1,186,602
3.125%, 11/15/41	1,000	1,191,328
3.125%, 8/15/44	1,600	1,915,312
3.125%, 5/15/48	750	912,773
3.75%, 11/15/43	1,045	1,367,480
3.875%, 8/15/40	500	655,859
4.375%, 5/15/41	700	980,629
6.25%, 8/15/23	1,000	1,112,344
8.00%, 11/15/21	1,000	1,009,715

Calvert
VP Investment Grade Bond Index Portfolio
September 30, 2021
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
U.S. Treasury Notes:
0.125%, 2/28/23	$950	$ 949,480
0.125%, 8/15/23	1,500	1,496,543
0.375%, 4/30/25	800	791,313
0.375%, 11/30/25	2,000	1,962,266
0.375%, 1/31/26	1,500	1,468,125
0.375%, 7/31/27	300	287,180
0.50%, 8/31/27	750	722,051
0.625%, 5/15/30	300	280,084
0.625%, 8/15/30	1,000	930,527
0.875%, 11/15/30	250	237,310
1.125%, 2/29/28(2)	500	496,973
1.125%, 2/15/31	1,100	1,065,625
1.25%, 4/30/28	1,000	999,531
1.50%, 2/15/30	1,400	1,409,270
1.625%, 11/15/22	2,500	2,542,676
1.625%, 9/30/26	400	412,531
1.75%, 5/15/22	1,600	1,616,925
1.875%, 7/31/22	1,250	1,268,705
1.875%, 7/31/26	1,500	1,565,449
2.00%, 2/15/22	2,000	2,014,569
2.00%, 2/15/25	1,500	1,569,287
2.125%, 9/30/24	2,750	2,881,484
2.25%, 11/15/24	2,000	2,105,703
2.25%, 3/31/26	1,000	1,059,766
2.25%, 2/15/27	2,100	2,231,250
2.25%, 11/15/27	1,750	1,860,811
2.625%, 6/30/23	600	625,090
2.625%, 2/15/29	1,000	1,090,566
2.75%, 11/15/23	1,300	1,367,336
2.75%, 2/15/24	3,000	3,169,687
3.125%, 11/15/28	950	1,067,600
Total U.S. Treasury Obligations (identified cost $53,420,006)		$56,218,736

Short-Term Investments — 1.1%
Affiliated Fund — 0.6%
Description	Units	Value
Calvert Cash Reserves Fund, LLC, 0.04%(6)	961,279	$ 961,375
Total Affiliated Fund (identified cost $961,279)		$ 961,375
Securities Lending Collateral — 0.5%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 0.03%(7)	716,023	$ 716,023
Total Securities Lending Collateral (identified cost $716,023)		$ 716,023
Total Short-Term Investments (identified cost $1,677,302)		$ 1,677,398
Total Investments — 100.0% (identified cost $143,222,400)		$150,870,851
Other Assets, Less Liabilities — 0.0%(8)		$ 5,239
Net Assets — 100.0%		$150,876,090

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At September 30, 2021, the aggregate value of these securities is $2,567,904 or 1.7% of the Fund's net assets.
(2)	All or a portion of this security was on loan at September 30, 2021. The aggregate market value of securities on loan at September 30, 2021 was $2,102,497 and the total market value of the collateral received by the Fund was $2,149,281, comprised of cash of $716,023 and U.S. government and/or agencies securities of $1,433,258.
(3)	Security converts to variable rate after the indicated fixed-rate coupon period.
(4)	Represents an investment in an issuer that may be deemed to be an affiliate effective March 1, 2021.
(5)	Adjustable rate mortgage security whose interest rate generally adjusts monthly based on a weighted average of interest rates on the underlying mortgages. The coupon rate may not reflect the applicable index value as interest rates on the underlying mortgages may adjust on various dates and at various intervals and may be subject to lifetime ceilings and lifetime floors and lookback periods. Rate shown is the coupon rate at September 30, 2021.
(6)	Affiliated investment company, available to Calvert portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of September 30, 2021.

Calvert
VP Investment Grade Bond Index Portfolio
September 30, 2021
Schedule of Investments (Unaudited) — continued

(7)	Represents investment of cash collateral received in connection with securities lending.
(8)	Amount is less than 0.05%.

Abbreviations:
LIBOR	– London Interbank Offered Rate

Currency Abbreviations:
USD	– United States Dollar
The Fund did not have any open derivative instruments at September 30, 2021.
The Fund invested in issuers that may be deemed to be affiliated with Morgan Stanley. At September 30, 2021, the value of the Fund's investment in affiliated issuers and funds was $1,661,012, which represents 1.1% of the Fund's net assets. Transactions in affiliated issuers and funds by the Fund for the fiscal year to date ended September 30, 2021 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Interest/ Dividend income	Principal amount/Units, end of period
Corporate Bonds
Morgan Stanley:
4.10%, 5/22/23(1)	$ —	$ —	$ —	$ —	$(10,184)	$ 528,078	$11,977	$500,000
5.00%, 11/24/25(1)	—	—	—	—	(3,472)	171,559	4,114	150,000
Short-Term Investments
Calvert Cash Reserves Fund, LLC	1,886,432	23,017,464	(23,942,498)	(119)	96	961,375	888	961,279
Totals				$(119)	$(13,560)	$1,661,012	$16,979

(1)	May be deemed to be an affiliated issuer as of March 1, 2021 .
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the market value of the Fund's holdings as of September 30, 2021, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$ —	$606,500	$ —	$606,500
Commercial Mortgage-Backed Securities	—	3,134,899	—	3,134,899
Corporate Bonds	—	41,496,348	—	41,496,348
Sovereign Government Bonds	—	1,070,595	—	1,070,595
Taxable Municipal Obligations	—	1,077,810	—	1,077,810
U.S. Government Agencies and Instrumentalities	—	5,952,534	—	5,952,534
U.S. Government Agency Mortgage-Backed Securities	—	39,636,031	—	39,636,031
U.S. Treasury Obligations	—	56,218,736	—	56,218,736
Short-Term Investments:
Affiliated Fund	—	961,375	—	961,375

Calvert
VP Investment Grade Bond Index Portfolio
September 30, 2021
Schedule of Investments (Unaudited) — continued

Asset Description	Level 1	Level 2	Level 3	Total
Securities Lending Collateral	$716,023	$ —	$ —	$716,023
Total Investments	$716,023	$150,154,828	$ —	$150,870,851
For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.